Equity statement - DKK (kr) kr in Millions	Total	Share capital	Treasury shares	Retained earnings	Other reserves
Balance at the beginning of the year at Dec. 31, 2021	kr 70,746	kr 462	kr (6)	kr 72,004	kr (1,714)
Net profit	55,525			55,525
Other comprehensive income	4,778			615	4,163
Total comprehensive income	60,303			56,140	4,163
Transactions with owners:
Dividends (note 4.2)	(25,303)			(25,303)
Share-based payments (note 5.1)	1,539			1,539
Purchase of treasury shares (note 4.3)	(24,086)		(6)	(24,080)
Reduction of the B share capital (note 4.3)	0	(6)	6
Tax related to transactions with owners	287			287
Balance at the end of the year at Dec. 31, 2022	83,486	456	(6)	80,587	2,449
Net profit	83,683			83,683
Other comprehensive income	(1,160)			13	(1,173)
Total comprehensive income	82,523			83,696	(1,173)
Transactions with owners:
Dividends (note 4.2)	(31,767)			(31,767)
Share-based payments (note 5.1)	2,149			2,149
Purchase of treasury shares (note 4.3)	(29,924)		(4)	(29,920)
Reduction of the B share capital (note 4.3)	0	(5)	5
Tax related to transactions with owners	94			94
Balance at the end of the year at Dec. 31, 2023	106,561	451	(5)	104,839	1,276
Net profit	100,988			100,988
Other comprehensive income	(1,901)			(119)	(1,782)
Total comprehensive income	99,087			100,869	(1,782)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	(900)				(900)
Transactions with owners:
Dividends (note 4.2)	(44,140)			(44,140)
Share-based payments (note 5.1)	2,289			2,289
Purchase of treasury shares (note 4.3)	(20,181)		(2)	(20,179)
Reduction of the B share capital (note 4.3)	0	(5)	5
Tax related to transactions with owners	770			770
Balance at the end of the year at Dec. 31, 2024	kr 143,486	kr 446	kr (2)	kr 144,448	kr (1,406)